Shareholder Report, Holdings (Details) - C000005462	Dec. 31, 2025
Liberty Live Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VSE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Lattice Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Esab
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Immunome
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Mirion Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Dyne Therapeutics
Holdings [Line Items]
Percent of Net Asset Value	1.30%
RBC Bearings
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Elanco Animal Health
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.30%